Finance Income - Summary of Finance Income and Interest Income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest Income
Cash and cash equivalents	₩ 12,692	₩ 9,419	₩ 42,861
Financial assets at fair value through profit or loss	18,415	19,114	29,411
Financial assets at amortized cost	797	612	539
Loans	25,196	26,232	63,448
Short-term financial instruments	7,531	25,540	49,070
Long-term financial instruments	12,470	10,406	12,794
Other financial assets	230	228	54
Trade and other receivables	144,543	151,035	69,941
Total Interest Income	221,874	242,586	268,118
Dividend income	10,522	7,316	13,838
Gains on disposal of financial assets	7,718	11,992	3,866
Gains on valuation of financial assets at fair value through profit or loss	14,338	12,904	5,575
Gains on valuation of derivatives	860,011	57,563	362,735
Gains on transaction of derivatives	124,900	146,448	157,961
Gains on foreign currency translation	146,349	1,005,961	175,839
Gains on foreign currency transactions	15,618	24,009	21,774
Other financial income	1,284	1,470	0
Total Finance Income	₩ 1,402,614	₩ 1,510,249	₩ 1,009,706